As filed with the Securities and Exchange Commission on November 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  June 30, 2011

Date of reporting period:  September 30, 2010

Item 1. Schedules of Investments.

McCarthy Multi-Cap Stock Fund
Schedule of Investments
at September 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 89.63%
	Beverages: Non-Alcoholic - 1.05%
10,000	PepsiCo., Inc.	$664,400

	Computer Processing Hardware - 2.26%
33,800	Hewlett-Packard Co.	1,421,966

	Contract Drilling - 4.56%
34,000	ENSCO International, Inc. - ADR	1,520,820
40,000	Noble Corp.#	1,351,600
		2,872,420

	Department Stores - 1.67%
20,000	Kohl's Corp.*	1,053,600

	Discount Stores - 2.55%
30,000	Wal-Mart Stores, Inc.	1,605,600

	Drugstore Chains - 2.25%
45,000	CVS Caremark Corp.	1,416,150

	Electronic Equipment /Instruments- 1.07%
65,000	Xerox Corp.	672,750

	Household/Personal Care - 4.27%
15,500	Colgate-Palmolive Co.	1,191,330
25,000	Procter & Gamble Co.	1,499,250
		2,690,580

	Industrial Conglomerates - 2.59%
22,900	United Technologies Corp.	1,631,167

	Information Technology Services - 1.58%
7,400	International Business Machines Corp.	992,636

	Integrated Oil - 4.33%
26,000	ConocoPhillips	1,493,180
20,000	Exxon Mobil Corp.	1,235,800
		2,728,980

	Major Banks - 1.60%
38,600	Bank of New York Mellon Corp.	1,008,618

	Major Telecommunications - 8.47%
48,581	Telus Corp.#	2,057,405
55,000	Verizon Communications, Inc.	1,792,450
60,000	Vodafone Group Plc - ADR	1,488,600
		5,338,455

	Managed Health Care - 5.12%
18,580	UnitedHealth Group, Inc.	652,344
40,000	WellCare Health Plans, Inc.*	1,158,400
25,000	Wellpoint, Inc.*	1,416,000
		3,226,744

	Medical Distributors - 0.79%
15,000	Cardinal Health, Inc.	495,600

	Oil & Gas Production - 2.47%
24,000	Devon Energy Corp.	1,553,760

	Other Consumer Services - 2.90%
25,000	Apollo Group, Inc. - Class A*	1,283,750
36,250	Corinthian Colleges, Inc.*	254,475
20,000	Lincoln Educational Services Corp.*	288,200
		1,826,425

	Other Metals/Minerals - 0.85%
7,000	Compass Minerals International, Inc.	536,340

	Packaged Software - 4.36%
79,300	Microsoft Corp.	1,942,057
30,000	Oracle Corp.	805,500
		2,747,557

	Pharmaceuticals: Generic - 1.47%
49,300	Mylan, Inc.*	927,333

	Pharmaceuticals: Major - 10.65%
28,600	Abbott Laboratories	1,494,064
41,000	Bristol-Myers Squibb Co.	1,111,510
30,946	Johnson & Johnson	1,917,414
30,921	Merck & Co., Inc.	1,138,202
61,000	Pfizer, Inc.	1,047,370
		6,708,560

	Pharmaceuticals: Other - 1.69%
32,000	Endo Pharmaceuticals Holdings, Inc.*	1,063,680

	Property/Casualty Insurance - 10.76%
20,000	ACE Ltd.#	1,165,000
27,000	Allied World Assurance Company Holdings, Ltd.#	1,527,930
47,000	Aspen Insurance Holdings Ltd.#	1,423,160
12,500	Berkshire Hathaway, Inc. - Class B*	1,033,500
32,000	Transatlantic Holdings, Inc.	1,626,240
		6,775,830

	Reinsurance - 6.39%
30,000	Endurance Specialty Holdings Ltd.#	1,194,000
11,300	Everest Re Group, Ltd.#	977,111
46,270	Montpelier Re Holdings Ltd.#	801,396
17,600	RenaissanceRe Holdings, Ltd.#	1,055,296
		4,027,803

	Semiconductors - 3.93%
68,000	Intel Corp.	1,307,640
43,000	Texas Instruments, Inc.	1,167,020
		2,474,660

	TOTAL COMMON STOCKS (Cost $49,286,719)	56,461,614

	SHORT-TERM INVESTMENTS - 7.02%
4,421,139	Federated Prime Obligations Fund, Institutional Class, 0.22%† (Cost $4,421,139)	4,421,139
	Total Investments in Securities (Cost $53,707,858) - 96.65%	60,882,753
	Other Assets in Excess of Liabilities - 3.35%	2,109,234
	NET ASSETS - 100.00%	$62,991,987

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day yield as of September 30, 2010.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows**:

Cost of investments	$53,935,334

Gross unrealized appreciation	$8,440,559
Gross unrealized depreciation	(1,493,140)
Net unrealized appreciation	$6,947,419

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Communications	$5,338,455	$—	$—	$5,338,455
Consumer Non-Durables	3,354,980	—	—	3,354,980
Consumer Services	1,826,425	—	—	1,826,425
Distribution Services	495,600	—	—	495,600
Electronic Technology	4,569,376	—	—	4,569,376
Energy Minerals	4,282,740	—	—	4,282,740
Finance	11,812,251	—	—	11,812,251
Health Services	3,226,744	—	—	3,226,744
Health Technology	8,699,573	—	—	8,699,573
Industrial Services	2,872,420	—	—	2,872,420
Non-Energy Minerals	536,340	—	—	536,340
Producer Manufacturing	1,631,167	—	—	1,631,167
Retail Trade	4,075,350	—	—	4,075,350
Technology Services	3,740,193	—	—	3,740,193
Total Equity	56,461,614	—	—	56,461,614
Short-Term Investments	4,421,139	—	—	4,421,139
Total Investments in
Securities	$60,882,753	$—	$—	$60,882,753

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    11/19/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    11/19/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    11/19/2010

* Print the name and title of each signing officer under his or her signature.